CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 CNY (¥)
CONSOLIDATED BALANCE SHEETS
Accounts receivable, allowance | ¥	¥ 8,296		¥ 7,361
Contract assets, allowance | ¥	350,686		467,306		¥ 1,515,627
Financing receivables, allowance | ¥	¥ 65,489		¥ 32,975
Ordinary shares:
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, authorized (in shares)	500,000,000		500,000,000
Ordinary shares, issued (in shares)	189,856,980		187,569,640
Ordinary shares, outstanding (in shares)	169,995,926		167,965,710
Treasury stock, issued (in shares)	1,301,054		1,043,930